Related Party Transactions	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

(a) Names and Relationship of Related Parties:

Existing Relationship with the Company
Panaicia Pty Ltd	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
Mr. Wai Yiu Yau	One of the directors and shareholders of the Company

(b) Summary of Balances with Related Parties:

		As of September 30,
Deposit and prepayment – related parties:	Note	2024	2025
Mr. Wai Yiu Yau	(1)	$600,000	$897,436
Total		$600,000	$897,436

		As of September 30,
Accounts payable – related party:	Note	2024	2025
Panaicia Pty Ltd	(2)	$1,563,136	$-
Prezario UNO Pty Ltd		64,133	-
Total		$1,627,269	$-

		As of September 30,
Amount due from (to) a director:	Note	2024	2025
Mr. Wai Yiu Yau	(3)	$(8,586)	$33,094
Total		$(8,586)	$33,094

Notes:

1	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement. Imputed interest was calculated by interest rate of 3.375% over the lease term of 24 months which extended to June 30, 2026.

2	Prepayment – related parties and accounts payable – related party are trade in nature, unsecured and non-interest bearing.

3	Amount due from (to) a director is non-trade in nature, unsecured, non-interest bearing and due on demand.

(c) Summary of Related Party Transactions:

A summary of trade transactions with related parties for years ended September 30, 2023, 2024 and 2025 are listed below:

	For the year ended September 30,
Last mile delivery cost charged by related parties:	2023	2024	2025
Panaicia Pty Ltd	$5,526,462	$6,462,561	$12,593,926
Prezario UNO Pty Ltd	632,613	434,771	464,928
Total	$6,159,075	$6,897,332	$13,058,854

	For the year ended September 30,
Salaries paid to related parties:	2023	2024	2025
Mr. Wai Yiu Yau	$85,000	$10,000	$10,000
Mr. Chun Lin Yau	-	-	-
Ms. Lai Ching Ng	-	-	-
Total	$85,000	$10,000	$10,000

	For the year ended September 30,
Rental expense related to related party lease:	2023	2024	2025
Mr. Wai Yiu Yau	$-	$8,308	$43,615
Total	$-	$8,308	$43,615

	For the year ended September 30,
Interest income from related party:	2023	2024	2025
Mr. Wai Yiu Yau	$-	$5,030	$21,317
Total	$-	$5,030	$21,317